Note 9 - Income Taxes (Details) - Deferred Income Taxes (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets (liabilities):
Property and equipment	$ (153,864)	$ (54,443)
Deferred revenue	40,564	246,740
Accrued expenses	223,022	288,338
Share based compensation related	1,554,048	1,094,927
Other	208,266	546,636
Net operating loss carryforwards	23,089,111	19,816,443
	24,961,147	21,938,641
Less valuation allowance	$ (24,961,147)	$ (21,938,641)